OTHER PROVISIONS (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other provisions [abstract]
Discount Rates	7.75%	6.00%
Salary Increase Rate	7.50%	7.50%
Long Term Inflation	5.00%	5.00%